Share-based compensation (Details) - Schedule of RSUs activity under the 2020 Plan	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of RSUs activity under the 2020 Plan [Abstract]
Number of RSAs unvested, beginning balance
Weighted average grant date fair value unvested, beginning balance (in Dollars per share) | $ / shares
Number of RSAs, Granted	1,836,000
Weighted average grant date fair value, granted (in Dollars per share) | $ / shares	$ 2.52
Number of RSAs, vested
Number of RSAs, forfeited	(220,000)
Weighted average grant date fair value, forfeited (in Dollars per share) | $ / shares	$ 2.52
Number of RSAs unvested, ending balance	1,616,000
Weighted average grant date fair value unvested, ending balance (in Dollars per share) | $ / shares	$ 2.52